Other Non-Current Assets	6 Months Ended
Sep. 30, 2024
Other Non-Current Assets [Abstract]
OTHER NON-CURRENT ASSETS
8.	Other non-current assets

Other non-current assets consisted of the following:

	As of September 30, 2024	As of March 31, 2024
	(Unaudited)
Prepayment of long-term equipment and mold model (1)	$3,636,389	$3,637,002
Deposits and others (2)	96,684	116,644
Other non-current assets	$3,733,073	$3,753,646

(1)	Prepayment of long-term equipment and mold model are prepayments to suppliers for equipment and molds, which will be recognized as fixed assets when available in the future.

(2)	Deposits are rental security payment to the landlords that the Company will hold for more than one year, which will be refunded upon maturity of the leases.